Finance Income and Finance Expense (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of Finance Income and Finance Expense

(CAD$ in millions)	2021	2020
Finance income
Investment income	$5	$10
Total finance income	$5	$10

Finance expense
Debt interest	$298	$275
Interest on advances from SMM/SC	37	42
Interest on lease liabilities (Note 19(c))	35	37
Letters of credit and standby fees	44	48
Net interest expense on retirement benefit plans	5	5
Accretion on decommissioning and restoration provisions (Note 23(a))	151	114
Other	15	8
	585	529
Less capitalized borrowing costs (Note 15)	(370)	(251)
Total finance expense	$215	$278